Deferred income tax - Deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Tax
Deferred tax liabilities, Opening balance	¥ 20,080	¥ 33,291	¥ 25,111
Acquisition of subsidiaries (Note 35)			24,403
Recognized in the profit or loss	(10,219)	(13,211)	(16,223)
Deferred tax liabilities, Closing balance	9,861	20,080	33,291
Financial assets at fair value through profit or loss (FVPL)
Deferred Income Tax
Deferred tax liabilities, Opening balance			6,631
Recognized in the profit or loss			(6,631)
Intangible assets acquired through business combination
Deferred Income Tax
Deferred tax liabilities, Opening balance	20,080	33,291	18,480
Acquisition of subsidiaries (Note 35)			24,403
Recognized in the profit or loss	(10,219)	(13,211)	(9,592)
Deferred tax liabilities, Closing balance	¥ 9,861	¥ 20,080	¥ 33,291